Offerings - Offering: 1	Mar. 06, 2026
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Debt Securities
Fee Rate	0.01381%
Offering Note	An indeterminate amount of the debt securities of the registrant may be sold from time to time in unspecified numbers and at indeterminate prices. The proposed maximum offering price per security and aggregate offering price will be determined from time to time in connection with issuances of debt securities registered under this registration statement. Pursuant to Rules 456(b) and 457(r) under the Securities Act, the registrant is deferring payment of the entire registration fee. Any registration fee will be paid subsequently on a pay-as-you-go basis in accordance with Rule 457(r).